STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY
Schedule of warrants issued and outstanding

Issue date	Expiry date	Exercise price	Number of warrants
April 4, 2011	April 4, 2016	$7.71	1,655,314
November 21, 2012	November 21, 2017	$8.73	1,078,145

Schedule of changes to the number of stock options granted by the Company and their weighted average exercise price

	2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance, beginning of year	177,364	$26.50	43,036	$130.00
Granted	532,304	11.00	157,333	17.50
Forfeited	(147,112)	15.00	(20,251)	145.00
Expired	(2,741)	167.00	(2,754)	181.50
Exercised	—	—	—	—

Balance, end of year	559,815	15.00	177,364	26.50

Options exercisable, end of year	159,017	$22.50	59,454	$47.50

Schedule of assumptions used to estimate the fair value of options granted at the date of grant using the Black-Scholes option pricing model

	YEAR ENDED DECEMBER 31,
Weighted average	2012	2011
Risk-free interest rate	1.18%	2.04%
Dividend yield	0%	0%
Volatility factor	116.43%	116.79%
Expected life in years	4.42	4.27

Schedule of options vested and unvested expected to vest

Vested and unvested expected to vest at December 31, 2012	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Outstanding at December 31, 2012	559,815	$15.00	4.34
Exercisable at December 31, 2012	159,017	22.50	3.94